12. Subsequent Events	12 Months Ended
Dec. 31, 2011
Notes
12. Subsequent Events

12.  SUBSEQUENT EVENTS

In March of 2012, subsequent to the end of the year ended December 31, 2011, the expiration dates of warrants set to expire in 2012 were extended for one year beyond their original expiration dates. No other terms were modified.